Stockholders’ Deficit (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Forfeited founder shares (in Dollars)
Business combination, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume-weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume-weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrant expiration date		5 years	5 years
Threshold trading days for redemption of public warrants		30 days
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding		12,434,671	12,434,671
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding				488,041
Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock shares, par value (in Dollars per share)			$ 11.5
Redemption price per public warrant (in Dollars per share)			$ 0.01
Redemption period		30 days	30 days
Minimum threshold written notice period for redemption of public warrants			30 days
Sale price per share (in Dollars per share)		$ 18	$ 18
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold number of business days before sending notice of redemption to warrant holders			30 days
Warrant redemption price per share (in Dollars per share)		$ 0.01
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding			488,041
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		42,000,000	42,000,000	42,000,000
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common share issued			25,221,372
Common stock outstanding				25,845,423
Subject to possible redemption, shares issued		4,757,884	15,630,150	24,869,342
Subject to possible redemption, shares outstanding		4,757,884	15,630,150	24,869,342
Common stock, shares issued		9,591,222	9,591,222	976,081
Common stock, shares outstanding		9,591,222	9,591,222	976,081
Voting rights		one vote for each share
Warrant exercise (in Dollars per share)			$ 11.5
Class A Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued		14,349,106	25,221,372
Common stock, shares outstanding		14,349,106	25,221,372
Class A Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant exercise (in Dollars per share)		$ 11.5
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		0	0	8,615,141
Common stock, shares outstanding		0	0	8,615,141
Subject to forfeiture	1,133,333
Voting rights		one vote for each share
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Converted basis percentage		25.00%	25.00%
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Forfeited founder shares (in Dollars)		$ 148,192	$ 148,192